Supplementary oil and gas information	12 Months Ended
Jun. 30, 2018
Extractive Industries [Abstract]
Supplementary oil and gas information

5.7    Supplementary oil and gas information – unaudited

In accordance with the requirements of the Financial Accounting Standards Board (FASB) Accounting Standard Codification ‘ExtractiveActivities-Oil and Gas’ (Topic 932) and SEC requirements set out in Subpart 1200 of Regulation S-K, the Group is presenting certain disclosures about its oil and gas activities. These disclosures are presented below as supplementary oil and gas information, in addition to information disclosed in section 1.12.1 ‘Petroleum’ and section 6.3.1 ‘Petroleum reserves’.

The information set out in this section is referred to as unaudited as it is not included in the scope of the audit opinion of the independent auditor on the Consolidated Financial Statements, refer to section 5.6 ‘Independent Auditors’ reports’.

On 27 July 2018, BHP announced that it had entered into agreements for the sale of its entire interests in its Eagle Ford, Haynesville, Permian and Fayetteville Onshore US oil and gas assets. The financial and non-financial impact of the Onshore US assets is included in the supplementary oil and gas information presented below. The financial and non-financial impact of these assets has been footnoted beneath each applicable table.

Reserves and production

Proved oil and gas reserves and net crude oil and condensate, natural gas, LNG and NGL production information is included in section 6.2.2 ‘Production – Petroleum’ and section 6.3.1 ‘Petroleum reserves’.

Capitalised costs relating to oil and gas production activities

The following table shows the aggregate capitalised costs relating to oil and gas exploration and production activities and related accumulated depreciation, depletion, amortisation and valuation provisions.

	Australia	United States (1)	Other (2)	Total
	US$M	US$M	US$M	US$M
Capitalised cost
2018
Unproved properties	10	4,528	202	4,740
Proved properties	16,258	43,885	2,424	62,567

Total costs	16,268	48,413	2,626	67,307
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(9,984)	(33,437)	(2,065)	(45,486)

Net capitalised costs	6,284	14,976	561	21,821

2017
Unproved properties	94	5,284	165	5,543
Proved properties	16,190	41,837	2,404	60,431

Total costs	16,284	47,121	2,569	65,974
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(9,085)	(30,969)	(1,984)	(42,038)

Net capitalised costs	7,199	16,152	585	23,936

2016
Unproved properties	338	5,074	119	5,531
Proved properties	15,523	40,929	2,372	58,824

Total costs	15,861	46,003	2,491	64,355
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(8,364)	(28,664)	(1,938)	(38,966)

Net capitalised costs	7,497	17,339	553	25,389

(1)	Net capitalised costs includes Onshore US assets of US$10,672 million (2017: US$11,803 million; 2016: US$12,844 million).

(2)	Other is primarily comprised of Algeria, Pakistan (divested 31 December 2015), Trinidad and Tobago and the United Kingdom.

Costs incurred relating to oil and gas property acquisition, exploration and development activities

The following table shows costs incurred relating to oil and gas property acquisition, exploration and development activities (whether charged to expense or capitalised). Amounts shown include interest capitalised.

	Australia	United States (3)	Other (4)	Total
	US$M	US$M	US$M	US$M
2018
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	9	–	9
Exploration (1)	25	418	291	734
Development	195	1,548	34	1,777

Total costs (2)	220	1,975	325	2,520

2017
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	12	62	74
Exploration (1)	32	471	235	738
Development	360	1,034	18	1,412

Total costs (2)	392	1,517	315	2,224

2016
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	22	42	–	64
Exploration (1)	42	385	194	621
Development	412	1,254	200	1,866

Total costs (2)	476	1,681	394	2,551

(1)	Represents gross exploration expenditure, including capitalised exploration expenditure, geological and geophysical expenditure and development evaluation costs charged to income as incurred.

(2)	Total costs include US$1,970 million (2017: US$1,744 million; 2016: US$2,256 million) capitalised during the year.

(3)	Total costs includes Onshore US assets of US$1,081 million (2017: US$608 million; 2016: US$862 million).

(4)	Other is primarily comprised of Algeria and Trinidad and Tobago.

Results of operations from oil and gas producing activities

The following information is similar to the disclosures in note 1 ‘Segment reporting’ in section 5.1, but differs in several respects as to the level of detail and geographic information. Amounts shown in the following table exclude financial income, financial expenses, and general corporate overheads.

Income taxes were determined by applying the applicable statutory rates to pre-tax income with adjustments for permanent differences and tax credits.

	Australia	United States (7)	Other (8)	Total
	US$M	US$M	US$M	US$M
2018
Oil and gas revenue (1)	3,229	3,747	421	7,397
Production costs	(701)	(1,312)	(121)	(2,134)
Exploration expenses	(25)	(270)	(254)	(549)
Depreciation, depletion, amortisation and valuation provision (2)	(1,045)	(2,842)	(81)	(3,968)
Production taxes (3)	(171)	–	(1)	(172)

	1,287	(677)	(36)	574
Accretion expense (4)	(81)	(46)	(14)	(141)
Income taxes	(418)	(723)	(124)	(1,265)
Royalty-related taxes (5)	(103)	–	–	(103)

Results of oil and gas producing activities (6)	685	(1,446)	(174)	(935)

2017
Oil and gas revenue (1)	2,876	3,479	356	6,711
Production costs	(533)	(1,515)	(200)	(2,248)
Exploration expenses	(32)	(242)	(206)	(480)
Depreciation, depletion, amortisation and valuation provision (2)	(814)	(2,592)	(91)	(3,497)
Production taxes (3)	(158)	(4)	–	(162)

	1,339	(874)	(141)	324
Accretion expense (4)	(56)	(32)	(14)	(102)
Income taxes	(361)	386	(142)	(117)
Royalty-related taxes (5)	(104)	–	–	(104)

Results of oil and gas producing activities (6)	818	(520)	(297)	1

2016
Oil and gas revenue (1)	2,777	3,487	321	6,585
Production costs	(605)	(1,705)	(162)	(2,472)
Exploration expenses	(44)	(128)	(124)	(296)
Depreciation, depletion, amortisation and valuation provision (2)	(720)	(10,569)	(90)	(11,379)
Production taxes (3)	(132)	(13)	(2)	(147)

	1,276	(8,928)	(57)	(7,709)
Accretion expense (4)	(54)	(23)	(7)	(84)
Income taxes	(465)	3,047	(143)	2,439
Royalty-related taxes (5)	(206)	–	(4)	(210)

Results of oil and gas producing activities (6)	551	(5,904)	(211)	(5,564)

(1)	Includes sales to affiliated companies of US$75 million (2017: US$83 million; 2016: US$118 million).

(2)	Includes valuation provision of US$596 million (2017: US$102 million; 2016: US$7,232 million).

(3)	Includes royalties and excise duty.

(4)	Represents the unwinding of the discount on the closure and rehabilitation provision.

(5)	Includes petroleum resource rent tax and petroleum revenue tax where applicable.

(6)

Amounts shown exclude financial income, financial expenses and general corporate overheads and, accordingly, do not represent all of the operations attributable to the Petroleum segment presented in note 1 ‘Segment reporting’ in section 5.1.

(7)	Results of oil and gas producing activities includes Onshore US assets of US$(465) million (2017: US$(564) million; 2016: US$(5,855) million).

(8)	Other is primarily comprised of Algeria, Pakistan (divested 31 December 2015), Trinidad and Tobago and the United Kingdom.

Standardised measure of discounted future net cash flows relating to proved oil and gas reserves (Standardised measure)

The following tables set out the standardised measure of discounted future net cash flows, and changes therein, related to the Group’s estimated proved reserves as presented in section 6.3.1 ‘Petroleum reserves’, and should be read in conjunction with that disclosure.

The analysis is prepared in compliance with FASB Oil and Gas Disclosure requirements, applying certain prescribed assumptions under Topic 932 including the use of, unweighted average first-day-of-the-month market prices for the previous 12-months, year-end cost factors, currently enacted tax rates and an annual discount factor of 10 per cent to year end quantities of net proved reserves.

Certain key assumptions prescribed under Topic 932 are arbitrary in nature and may not prove to be accurate. The reserve estimates on which the Standard measure is based are subject to revision as further technical information becomes available or economic conditions change.

Discounted future cash flows like those shown below are not intended to represent estimates of fair value. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated future changes in commodity prices, exchange rates, development and production costs as well as alternative discount factors representing the time value of money and adjustments for risk inherent in producing oil and gas.

	Australia	United States (1)	Other (2)	Total
	US$M	US$M	US$M	US$M
Standardised measure
2018
Future cash inflows	17,398	28,012	2,124	47,534
Future production costs	(5,345)	(11,182)	(501)	(17,028)
Future development costs	(3,842)	(6,554)	(189)	(10,585)
Future income taxes	(1,919)	(1,236)	(901)	(4,056)

Future net cash flows	6,292	9,040	533	15,865
Discount at 10 per cent per annum	(1,713)	(3,783)	(129)	(5,625)

Standardised measure	4,579	5,257	404	10,240

2017
Future cash inflows	18,407	23,537	1,954	43,898
Future production costs	(6,663)	(11,176)	(534)	(18,373)
Future development costs	(3,714)	(6,451)	(208)	(10,373)
Future income taxes	(1,508)	(18)	(746)	(2,272)

Future net cash flows	6,522	5,892	466	12,880
Discount at 10 per cent per annum	(2,104)	(2,426)	(108)	(4,638)

Standardised measure	4,418	3,466	358	8,242

2016
Future cash inflows	21,902	13,088	2,026	37,016
Future production costs	(7,306)	(6,514)	(567)	(14,387)
Future development costs	(3,431)	(3,063)	(282)	(6,776)
Future income taxes	(3,082)	800	(668)	(2,950)

Future net cash flows	8,083	4,311	509	12,903
Discount at 10 per cent per annum	(2,961)	(834)	(121)	(3,916)

Standardised measure	5,122	3,477	388	8,987

(1)	Standardised measure includes Onshore US assets of US$1,932 million (2017: US$1,962 million; 2016: US$1,889 million).

(2)	Other is primarily comprised of Algeria, Pakistan (divested 31 December 2015), Trinidad and Tobago and the United Kingdom.

Changes in the Standardised measure are presented in the following table.

	2018	2017	2016
	US$M	US$M	US$M
Changes in the Standardised measure
Standardised measure at the beginning of the year	8,242	8,987	17,244
Revisions:
Prices, net of production costs	5,540	(96)	(14,146)
Changes in future development costs	(358)	275	1,342
Revisions of quantity estimates (1)	(166)	2,961	(2,870)
Accretion of discount	1,016	1,147	2,547
Changes in production timing and other	946	(1,611)	1,280

	15,220	11,663	5,397
Sales of oil and gas, net of production costs	(5,091)	(4,301)	(3,936)
Acquisitions of reserves-in-place	–	–	–
Sales of reserves-in-place	(26)	(15)	(114)
Previously estimated development costs incurred	1,068	718	1,823
Extensions, discoveries, and improved recoveries, net of future costs	502	(401)	84
Changes in future income taxes	(1,433)	578	5,733

Standardised measure at the end of the year (2)	10,240	8,242	8,987

(1)	Changes in reserves quantities are shown in the Petroleum reserves tables in section 6.3.1.

(2)	Standardised measure at the end of the year includes Onshore US assets of US$1,932 million (2017: US$1,962 million; 2016: US$1,889 million).

Accounting for suspended exploratory well costs

Refer to note 10 ‘Property, plant and equipment’ in section 5.1 for a discussion of the accounting policy applied to the cost of exploratory wells. Suspended wells are also reviewed in this context.

The following table provides the changes to capitalised exploratory well costs that were pending the determination of proved reserves for the three years ended 30 June 2018, 30 June 2017 and 30 June 2016.

	2018	2017	2016
	US$M	US$M	US$M
Movement in capitalised exploratory well costs
At the beginning of the year	668	770	484
Additions to capitalised exploratory well costs pending the determination of proved reserves	186	258	304
Capitalised exploratory well costs charged to expense	(62)	(69)	(18)
Capitalised exploratory well costs reclassified to wells, equipment, and facilities based on the determination of proved reserves	2	(155)	–
Other	–	(136)	–

At the end of the year	794	668	770

The following table provides an ageing of capitalised exploratory well costs, based on the date the drilling was completed, and the number of projects for which exploratory well costs has been capitalised for a period greater than one year since the completion of drilling.

	2018	2017	2016
	US$M	US$M	US$M
Ageing of capitalised exploratory well costs
Exploratory well costs capitalised for a period of one year or less	124	120	262
Exploratory well costs capitalised for a period greater than one year	670	548	508

At the end of the year	794	668	770

	2018	2017	2016
Number of projects that have been capitalised for a period greater than one year	17	14	23

Drilling and other exploratory and development activities

The number of crude oil and natural gas wells drilled and completed for each of the last three years was as follows:

	Net exploratory wells			Net development wells
	Productive	Dry	Total	Productive	Dry	Total	Total
Year ended 30 June 2018
Australia	–	–	–	1	–	1	1
United States (1)	1	1	2	84	1	85	87
Other (2)	–	–	–	–	–	–	–

Total	1	1	2	85	1	86	88

Year ended 30 June 2017
Australia	–	–	–	–	–	–	–
United States (1)	–	–	–	80	–	80	80
Other (2)	3	2	5	1	–	1	6

Total	3	2	5	81	–	81	86

Year ended 30 June 2016
Australia	–	–	–	2	–	2	2
United States (1)	1	–	1	137	2	139	140
Other (2)	–	–	–	1	–	1	1

Total	1	–	1	140	2	142	143

(1)

Includes Onshore US assets net productive development wells of 84 (2017: 79; 2016: 135) and net dry development wells of 1 (2017: nil; 2016: 2). Onshore US assets had nil net exploratory wells in 2018, 2017 and 2016.

(2)	Other is primarily comprised of Algeria, Trinidad and Tobago and the United Kingdom.

The number of wells drilled refers to the number of wells completed at any time during the respective year, regardless of when drilling was initiated. Completion refers to the installation of permanent equipment for production of oil or gas, or, in the case of a dry well, to reporting to the appropriate authority that the well has been abandoned.

An exploratory well is a well drilled to find oil or gas in a new field or to find a new reservoir in a field previously found to be productive of oil or gas in another reservoir. A development well is a well drilled within the limits of a known oil or gas reservoir to the depth of a stratigraphic horizon known to be productive.

A productive well is an exploratory, development or extension well that is not a dry well. Productive wells include wells in which hydrocarbons were encountered and the drilling or completion of which, in the case of exploratory wells, has been suspended pending further drilling or evaluation. A dry well (hole) is an exploratory, development, or extension well that proves to be incapable of producing either oil or gas in sufficient quantities to justify completion as an oil or gas well.

Oil and gas properties, wells, operations, and acreage

The following tables show the number of gross and net productive crude oil and natural gas wells and total gross and net developed and undeveloped oil and natural gas acreage as at 30 June 2018. A gross well or acre is one in which a working interest is owned, while a net well or acre exists when the sum of fractional working interests owned in gross wells or acres equals one. Productive wells are producing wells and wells mechanically capable of production. Developed acreage is comprised of leased acres that are within an area by or assignable to a productive well. Undeveloped acreage is comprised of leased acres on which wells have not been drilled or completed to a point that would permit the production of economic quantities of oil and gas, regardless of whether such acres contain proved reserves.

The number of productive crude oil and natural gas wells in which we held an interest at 30 June 2018 was as follows:

	Crude oil wells		Natural gas wells		Total
	Gross	Net	Gross	Net	Gross	Net
Australia	354	178	135	48	489	226
United States (1)	998	547	6,660	2,012	7,658	2,559
Other (2)	59	22	36	8	95	30

Total	1,411	747	6,831	2,068	8,242	2,815

(1)	Crude oil wells includes Onshore US assets of 971 Gross and 536 Net. Natural gas wells includes Onshore US assets of 6,660 Gross and 2,012 Net.

(2)	Other is primarily comprised of Algeria, Trinidad and Tobago and the United Kingdom.

Of the productive crude oil and natural gas wells, 20 (net: 9) operated wells had multiple completions.

Developed and undeveloped acreage (including both leases and concessions) held at 30 June 2018 was as follows:

	Developed acreage		Undeveloped acreage
Thousands of acres	Gross	Net	Gross	Net
Australia	2,152	823	4,326	2,605
United States (1)	1,137	669	1,313	1,085
Other (2)(3)	175	64	3,029	2,337

Total	3,464	1,556	8,668	6,027

(1)

Developed acreage includes Onshore US assets of 1,039 thousand gross acres (633 thousand net acres). Undeveloped acreage includes Onshore US assets of 210 thousand gross acres (162 thousand net acres).

(2)	Developed acreage in Other primarily consists of Algeria and the United Kingdom.

(3)	Undeveloped acreage in Other primarily consists of acreage in Brazil and Trinidad and Tobago. It also includes the addition of Trion.

Approximately 4,245 thousand gross acres (2,850 thousand net acres), 526 thousand gross acres (278 thousand net acres) and 1,490 thousand gross acres (1,078 thousand net acres) of undeveloped acreage will expire in the years ending 30 June 2019, 2020 and 2021 respectively, if the Group does not establish production or take any other action to extend the terms of the licenses and concessions.